Financial Instruments - Impact of hedging on equity (Details) $ in Millions, $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about hedged items [line items]
Beginning Balance			$ 307,187	$ 325,751
Foreign currency revaluation of the net foreign operations	$ 840	$ 17	350	1,060	$ 991
Ending Balance	335,117	$ 16,336	335,117	307,187	325,751
Total controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance			237,743	251,989
Ending Balance	262,601		262,601	237,743	251,989
Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance			69,444	73,762	78,489
Ending Balance	72,516		72,516	69,444	73,762
Impact Of Hedging Instruments
Disclosure of detailed information about hedged items [line items]
Beginning Balance			1,580	(74)
Financial instruments - purchases			1,816	(2,465)
Change in fair value of financial instruments recognized in OCI			5,086	6,208
Amount reclassified from OCI to profit or loss			(1,883)	2,779
Foreign currency revaluation of the net foreign operations			(1,490)	(4,118)
Effects of changes in foreign exchange rates			5	121
Tax effect			(992)	(871)
Ending Balance	4,121		4,121	1,580	(74)
Impact Of Hedging Instruments | Total controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance			1,854	534
Financial instruments - purchases			1,274	(2,347)
Change in fair value of financial instruments recognized in OCI			2,998	4,389
Amount reclassified from OCI to profit or loss			(1,558)	1,637
Foreign currency revaluation of the net foreign operations			(654)	(1,694)
Effects of changes in foreign exchange rates			3	50
Tax effect			(531)	(713)
Ending Balance	3,385		3,385	1,854	534
Impact Of Hedging Instruments | Forward agreements to purchase foreign currency
Disclosure of detailed information about hedged items [line items]
Beginning Balance			(541)	(156)
Financial instruments - purchases			33	(445)
Change in fair value of financial instruments recognized in OCI			(13)	(223)
Amount reclassified from OCI to profit or loss			568	117
Effects of changes in foreign exchange rates			3	3
Tax effect			(175)	164
Ending Balance	(124)		(124)	(541)	(156)
Impact Of Hedging Instruments | Options to purchase foreign currency
Disclosure of detailed information about hedged items [line items]
Financial instruments - purchases				1
Amount reclassified from OCI to profit or loss				(1)
Impact Of Hedging Instruments | Cross-currency swaps
Disclosure of detailed information about hedged items [line items]
Beginning Balance			2,729	679
Financial instruments - purchases			1,040	(2,069)
Change in fair value of financial instruments recognized in OCI			2,036	5,247
Amount reclassified from OCI to profit or loss			(1,587)	1,540
Foreign currency revaluation of the net foreign operations			(654)	(1,694)
Effects of changes in foreign exchange rates			4	43
Tax effect			(165)	(1,016)
Ending Balance	3,403		3,403	2,729	679
Impact Of Hedging Instruments | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Beginning Balance			(442)	(32)
Change in fair value of financial instruments recognized in OCI			584	(639)
Amount reclassified from OCI to profit or loss			0	46
Effects of changes in foreign exchange rates				7
Tax effect			(175)	176
Ending Balance	(34)		(34)	(442)	(32)
Impact Of Hedging Instruments | Treasury Lock contracts
Disclosure of detailed information about hedged items [line items]
Beginning Balance				34
Amount reclassified from OCI to profit or loss				(48)
Tax effect				15
Ending Balance					34
Impact Of Hedging Instruments | Commodity price contracts
Disclosure of detailed information about hedged items [line items]
Beginning Balance			109	11
Financial instruments - purchases			202	166
Change in fair value of financial instruments recognized in OCI			390	4
Amount reclassified from OCI to profit or loss			(539)	(17)
Effects of changes in foreign exchange rates			(4)	(4)
Tax effect			(16)	(51)
Ending Balance	141		141	109	11
Impact Of Hedging Instruments | Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance			(274)	(608)
Financial instruments - purchases			541	(117)
Change in fair value of financial instruments recognized in OCI			2,088	1,819
Amount reclassified from OCI to profit or loss			(325)	1,142
Foreign currency revaluation of the net foreign operations			(836)	(2,424)
Effects of changes in foreign exchange rates			2	71
Tax effect			(460)	(158)
Ending Balance	$ 736		$ 736	$ (274)	$ (608)